Expense Example, No Redemption - Voya Emerging Markets Local Currency Debt Fund	Class I 1 Yr	Class I 3 Yrs	Class I 5 Yrs	Class I 10 Yrs	Class P 1 Yr	Class P 3 Yrs	Class P 5 Yrs	Class P 10 Yrs
USD ($)	97	320	561	1,252	15	240	483	1,180